Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Derivative financial instrument
Derivative financial instruments

17    Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured at fair value. Derivatives are only used for risk mitigation purposes and not as speculative investments. When derivatives do not meet the hedge accounting criteria, they are classified as held for trading and accounted for at fair value through profit or loss.

The Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, whether the derivatives that are used in hedging transactions and accounted for as hedge accounting were, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

(i)         Cash flow hedge

Derivatives that are designated for hedge accounting recognition are qualified as cash flow hedges when they are related to a highly probable forecasted transaction. The effective portion of the changes in fair value is recognized in shareholders’ equity in Accumulated other comprehensive (loss) income and is subsequently reclassified to the income statement in the same period when the hedged expected cash flows affect the income statement.

The reclassification adjustment is recognized in the same income statement line item affected by the highly probable forecasted transaction, while gains or losses related to the non-effective portion are immediately recognized as Other income and expenses, net.

When a hedging instrument expires, is sold or no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in shareholders’ equity at that time remains in shareholders’ equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was previously accounted in shareholders’ equity is immediately transferred to the income statement within Other income and expenses, net.

(ii)        Fair value hedge

Derivatives that are designated for hedge accounting are qualified as fair value hedges when they are related to assets or liabilities already recognized in the consolidated balance sheet. Changes in the fair values of derivatives that are designated and qualify as fair value hedges and changes in the fair value of the hedged item are recorded in the income statement in the same period.

(iii)       Derivatives not designated as hedging instruments

Changes in the fair value of derivative financial instruments not designated as hedging instruments are recognized immediately in the income statement within Other income and expenses, net when related to price risk and within Net financial results when related to interest rate or foreign exchange rate risk.

(a)      Fair value by strategy

	2020			2019
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	204,394	2,398	258,220	(713)
			2,398		(713)
Sales of zinc at a fixed price
Zinc forward	ton	15,695	1,815	15,252	(1,043)
			1,815		(1,043)
Interest rate risk
LIBOR vs. CDI (i) (ii)	USD	—	—	90,000	(1,413)
IPCA vs. CDI	BRL	226,880	1,310	226,880	1,482
			1,310		69
Foreign exchange risk
BRL vs. USD (i)	BRL	477,000	(417)	—	—
Collars USD vs. BRL (ii)	BRL	—	—	653,148	(607)
			(417)		(607)
			5,106		(2,294)
Current assets			16,329		4,835
Non-current assets			15,651		14,689
Current liabilities			(5,390)		(8,276)
Non-current liabilities			(21,484)		(13,542)
(i)

Related to derivative financial instruments entered into at the same time of certain debt contracts in order to manage some of the risks of such debt contracts. Refer to note 26 (c) for additional information.

(ii)	These derivatives were used to mitigate the Company’s exposure to the foreign currency risk associated with changes in the Brazilian real exchange rate and were unwound on July 02, 2020.

(b)       Changes in fair value

				Other income	Net financial	Other comprehensive	Realized
Strategy	Inventory	Cost of sales	Net revenues	and expenses, net	results	(loss) income	(loss) gain
Mismatches of quotational periods	(568)	(17,349)	9,309	1,331	—	(98)	(10,486)
Sales of zinc at a fixed price	—	—	—	(383)	—	—	(3,241)
Interest rate risk - LIBOR vs. CDI (i)	—	—	—	—	16,981	—	15,568
Interest rate risk - IPCA vs. CDI	—	—	—	—	786	—	959
Foreign exchange risk - BRL vs USD (i)	—	—	—	—	(417)	—	—
Foreign exchange risk - Collars USD vs. BRL (ii)	—	—	—	—	(18,067)	—	(18,675)
	(568)	(17,349)	9,309	948	(717)	(98)	(15,875)
(i)

Related to the changes in the fair value of certain derivative financial instruments entered into at the same time of certain debt contracts in order to manage some of the risks of such debt contracts. Refer to note 26 (c) for additional information.

(ii)

Related to zero cost collars entered into to manage foreign currency risk on the Aripuanã project capital expenditures that were unwound on July 02, 2020, as described above. Losses were driven by the devaluation of the BRL against USD during 2020.